N-2	Nov. 12, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002152775
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	false
Entity Registrant Name	Fidelity Growth Company Private Investments Portfolio LLC
Entity Address, Address Line One	245 Summer Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	617
Local Phone Number	563-7000
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER FEES
Maximum sales load (percentage of purchase amount)	None

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES (as a percentage of average net assets)
Management Fee (1)	0.00%
Other Expenses (2)	0.07%

Total annual fund expenses	0.07%
1.	The Fund does not pay a management fee to the Adviser.
2.
Other expenses are based on estimated amounts for the current fiscal year and include reasonably estimated costs the Fund can expect to
incur related to accounting, custody, transfer agency, legal, pricing services and auditing fees of the Fund, as well as offering, insurance costs and fees payable to the Independent Directors.

Management Fees [Percent]	0.00%	[1]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.07%	[2]
Total Annual Expenses [Percent]	0.07%
Expense Example [Table Text Block]
Example:
The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above.
An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:
If You SOLD Your Shares

	1 Year	3 Year	5 Year	10 Year
Total Expenses Incurred	$1	$2	$3	$8
If You HELD Your Shares

	1 Year	3 Year	5 Year	10 Year
Total Expenses Incurred	$1	$2	$3	$8
The examples and the expenses in the tables above should not be considered a representation of the Fund’s future expenses, and the Fund’s actual expenses may be greater or less than those shown. While the examples assume a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Management Fee.”

Purpose of Fee Table , Note [Text Block]	The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Investors can expect to bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]	percentage of purchase amount
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, OPPORTUNITIES AND STRATEGIES
Investment Objective
The Fund’s investment objective is to provide capital appreciation. The Fund seeks to achieve its investment objective primarily through investments in securities of privately held companies. The Fund’s investment objective may be changed by the Board without the approval of the holders of a majority of the outstanding voting securities of the Fund.
Investment Opportunities and Strategies
The Fund will seek to generate returns primarily by making direct minority investments in private companies around the globe and across sectors through investments in convertible preferred stock, common stock, convertible notes, or other instruments issued by such companies. The private companies may be in different stages of development, ranging from early-stage companies to late-stage companies with a relatively short time horizon to a liquidity event (such as an initial public offering (“IPO”)). The securities may be acquired directly from an issuer or in secondary transactions from other stockholders, either directly or through a tender offer process.
Under normal circumstances, the Fund intends to invest at least 80% of its assets in private investments. For purposes of this policy, private investments are investments in companies whose securities are not listed for trading on a national securities exchange or other public market at the time of the Fund’s investment and are not otherwise publicly traded. An asset that was a private investment within the meaning of this policy at the time of acquisition by the Fund will continue to qualify as a private investment for purposes of this policy even if the company’s equity securities become publicly-traded following an IPO or other transaction, or the asset is converted into or exchanged for securities of another company or another asset, such as through a merger or other business combination.
Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the Fund’s 80% policy, consistent with the Fund’s investment policies and limitations with respect to investments in derivatives.
The Fund’s 80% investment policy may only be changed if authorized by a vote of the holders of a majority of the Fund’s outstanding voting securities, unless: (1) the Fund conducts a repurchase offer in advance of the proposed change to its 80% investment policy; (2) the Fund provides its shareholders with at least 60 days’ notice prior to the proposed change to the 80% investment policy in advance of the repurchase offer; and (3) the repurchase offer is not oversubscribed.
To manage the liquidity of its investment portfolio, the Fund also intends to invest in a portfolio of liquid assets, including cash and cash equivalents, equity and debt securities that are listed for trading on a national securities exchange or other liquid market, derivatives and other investment companies, including money market funds, mutual funds and exchange traded funds (“ETFs”) (collectively, “Liquid Assets”). For temporary defensive purposes, liquidity management or in connection with implementing changes in its asset allocation, the Fund may hold a substantially higher amount of Liquid Assets and other liquid investments. To enhance the Fund’s liquidity, particularly in times of possible net outflows through the repurchase of Shares by periodic tender offers to Investors, the Fund may sell certain of its assets.
Other Characteristics
Other Investment Strategies. The Fund may also invest in other instruments with similar economic characteristics to equity securities. The Fund may engage in short sales. The Fund may use derivatives to gain investment exposure to equity investments, provide downside protection and to dampen volatility. In particular, the Fund may seek to hedge all or a portion of the Fund’s foreign currency risk through the use of foreign currency forward contracts. Derivatives may allow the Fund to increase or decrease the level of risk to which the

Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund may invest in securities of other investment companies, which may include investment companies advised by the Adviser or an affiliate that operate as mutual funds, ETFs, closed-end
funds, or business development companies (“
BDCs
”), to the extent that these investments are consistent with the Fund’s investment objective, strategies and policies and permissible under the 1940 Act or any applicable exemption therefrom. The Fund may invest in other investment companies to gain exposure to particular asset classes, to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash or when the Adviser believes share prices of other investment companies offer attractive values. The Adviser may lend the Fund’s securities to broker-dealers or other institutions to earn income for the Fund.
Foreign Instruments
. The Fund may make investments in
non-U.S.
entities, including issuers in emerging markets. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Fund may make its investment in
non-U.S.
issuers through U.S. dollar denominated securities or purchase securities that are foreign currency denominated. Some
non-U.S.
securities may be less liquid and more volatile than securities of comparable U.S. issuers. Factors considered in determining whether an issuer may be deemed to be from a particular foreign country or geographic region include, among others, the issuer’s principal trading market, the country in which the issuer was legally organized, whether the issuer derives a substantial portion of its operations or assets from a particular country or region or derives a substantial portion of its revenue or profits from businesses, investments or sales outside of the United States.
Illiquid and Restricted Securities
. The Fund invests in instruments that, at the time of investment, are illiquid (generally, those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Most of the Fund’s investments will be in securities or interests in companies that are unregistered and in securities that are subject to contractual restrictions on their resale.
Cash and Short-Term Investments
. It is expected that the Fund’s assets will not be fully invested at all times. The Fund may invest its cash balances in money market instruments, money market funds (including shares of Fidelity® Central funds or other funds advised by the Adviser or its affiliates), U.S. government securities, commercial paper, certificates of deposit, repurchase agreements, and other high-quality debt instruments maturing in one year or less, among other instruments. In addition, including in response to adverse market, economic, or political conditions, the Fund may invest in high-quality fixed income securities, money market instruments, and money market funds, or may hold significant positions in cash or cash equivalents for defensive purposes. During such periods, the Fund may not achieve its investment objective.
Central Funds
. In addition to cash management, the Fund may hold Fidelity® Central funds to gain exposure to certain securities. Central funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds, including the Fund, and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses) but generally do not pay additional management fees. The investment results of the portions of the Fund’s assets invested in the Central funds will be based upon the investment results of those funds.
Leverage.
The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to achieve its investment objective. In addition to borrowing money from third parties, the Fund may borrow on an unsecured basis from the Adviser or its affiliates. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock).

For example, if the Fund has $100 in Net Assets (as defined below), it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). In addition, if the Fund has $100 in Net Assets, it may issue $100 in preferred shares, resulting in $200 in total assets (or 200% asset coverage). “
Net Assets
” means the total assets of the Fund minus the Fund’s liabilities. The Fund does not presently intend to obtain leverage through preferred stock. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.

Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISKS
Investors should carefully consider the risk factors described below before deciding on whether to make an investment in the Fund. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition and results of operations could be materially adversely affected. In such case, the NAV of the Fund’s Shares could decline, and investors may lose all or part of their investment.
Risks Relating to Investment Strategies, Fund Investments and the Fund’s Investment Program
Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately held and more volatile and speculative than the securities of larger companies.
Medium- and Late-Stage Companies Risk. Medium- and late-stage private companies, while typically more advanced in developing their products and establishing their market presence, remain subject to significant risks. Such companies may require substantial additional financing to scale operations, expand into new markets, or sustain growth, with no guarantee that such financing will be available on favorable terms. Although they may have validated their business models to some extent, they remain subject to uncertainties of market acceptance and competition, which can adversely impact profitability and growth prospects. Additionally, as they prepare for potential public offerings or acquisition exits, such companies may face heightened scrutiny and regulatory challenges that could affect their valuation and strategic flexibility.
Reliance on Managers of Portfolio Companies; Non-Controlling Investments. The investment structure of the Fund will depend on the management teams of the portfolio companies in which it invests. Under this investment structure, the Fund generally will be a minority equity investor in portfolio companies and, notwithstanding certain contractual rights, will not control such companies. As a result, the returns under this investment structure (and/or NAV) will primarily depend on the performance of unrelated advisers and management teams and we may not be able to control or effectively influence the business or affairs of such entities. Such portfolio companies may have economic or business interests or goals that are inconsistent with those of the Fund, and the Fund may not be in a position to influence those interests or goals or otherwise protect the value of the Fund’s investments in such entities (and/or NAV), although as a condition of making such investments, it is expected that appropriate shareholder rights generally will be sought to help protect the Fund’s interest in the investments.
Risks Associated with Portfolio Companies. The portfolio companies in which the Fund invests will likely involve significant business and financial risk and may include making investments in companies that are in an early stage of development, have little or no operating history, are operating at a loss, or need significant additional capital to support their operations. Additionally, under the Fund’s strategy, the Fund may be requested to provide follow-on funding for portfolio companies or increase the Fund’s investment in such portfolio company (each a “follow-on investment”). There can be no assurance that the Fund will be in a position to make a follow-on investment. Any decision by the Adviser not to make a follow-on investment or the strategies’ inability to make a follow-on investment may have a significant impact on a portfolio company or may dilute the Fund’s ownership of such portfolio company.
Market Risk. The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, the imposition of tariffs, currency exchange controls, disease outbreaks, public health emergencies, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current administration, as well as the impact of heightened geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China, the war between Russia and Ukraine or significant conflict in the Middle East, including any resulting sanctions, export controls or other restrictive actions that may be imposed by the U.S. and/or other countries against governmental or other entities in, for example, Russia, could lead to disruption, instability and volatility in the global markets. The U.S. government may renegotiate some of its global trade relationships with foreign governments and may impose or threaten to impose significant tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in the U.S. and global investment markets. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value, or prevent the Fund from making a subsequent investment in a company. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.
As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the recent
COVID-19
pandemic, persists for an extended period of time. Similarly, geopolitical and other events, such as actual or threatened war or military conflicts, acts of terrorism, social unrest, natural disasters, extreme weather, other geological events, man-made
disasters, bank failures, trade wars, inflation, deflation, recessions or other events, and governments’ reactions (as well as responses to government reactions or interventions) to such events, may lead to increased market volatility and instability in world economies and markets generally. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.
The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.
Many of the issuers in which the Fund will make investments may be susceptible to economic slowdowns or recessions. Therefore, non-performing
assets may increase and the value of the Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value. Adverse economic conditions also may decrease the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.

An issuer’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross- defaults under other agreements and jeopardize the issuer’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In addition, if one of the issuers were to go bankrupt, depending on the facts and circumstances, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors or the Fund’s investment may become worthless.
The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.
Public Health Emergencies and Natural Disasters
. Widespread disease, including
COVID-19
as well as other public health emergencies, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent the Fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact the Fund’s ability to achieve its investment objective, as well as the operations of the Fund and the Adviser, and (iii) may exacerbate the risks discussed elsewhere in this Memorandum, including political, social and economic risks.
Investment in Private Investments
. The Fund will make investments in private investments, which involve a number of significant risks. Generally, little public information exists about these companies, and the Fund relies on the ability of the Adviser’s investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If the Adviser is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and the Fund may lose money on the Fund’s investments. Private investments generally have less predictable operating results and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have limited financial resources, may have difficulty accessing the capital markets to meet future capital needs and may be unable to meet their obligations under their debt securities, including debt securities that the Fund may hold, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund’s realizing any guarantees or security interests the Fund may have obtained in connection with the Fund’s investment. In addition, such companies typically have shorter operating histories, narrower product lines and smaller market shares than more established businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. Additionally, these companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Fund’s investment and, in turn, on the Fund. These companies also may be parties to litigation and may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence.
Exposure to Foreign Markets
. The Fund may invest in securities of issuers located in foreign markets where the Adviser determines such investments to be advantageous. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. Investments in securities and instruments in emerging and developing markets could involve substantial risks not typically associated with investing in more established markets.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, the Adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to it and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the Adviser and/or its affiliates) may be impractical or undesirable. In such instances, the Adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign sub-custodian.
In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.
Foreign markets may offer less protection to investors than U.S. markets and tend to be less regulated. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.
The Fund may also invest in sovereign debt instruments. Sovereign debt instruments, which are debt obligations issued or guaranteed by a foreign governmental entity, are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on debt that it has issued or guaranteed, due to, for example, cash flow problems, insufficient foreign currency reserves, political considerations, relationships with other lenders such as commercial banks, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time to pay or for further loans, or it may ask for forgiveness of interest or principal on its existing debt. Furthermore, a governmental entity may be unwilling to renegotiate the terms of its sovereign debt. There may be no established legal process for a U.S. bondholder (such as the Fund) to enforce its rights against a governmental entity that does not fulfill its obligations, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.
Foreign Currency Risks
. The Fund may purchase securities that are foreign currency denominated. A portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may therefore be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.
Use of Leverage: Risk of Borrowing by the Fund
. The Adviser may cause the Fund to incur permanent, Fund-level leverage potentially including through bridge, subscription, asset-backed facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities.
Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.
Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). For example, if the Fund has $100 in Net Assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). In addition, if the Fund has $100 in Net Assets, it may issue $100 in preferred shares, resulting in $200 in total assets (or 200% asset coverage). The Fund does not presently intend to obtain leverage through preferred stock. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.
Under current SEC requirements, the Fund may elect to treat borrowings, reverse repurchase agreements, the leverage potentially incurred in securities lending and short selling, together with any other senior securities representing indebtedness, by requiring asset coverage (as defined in the 1940 Act) immediately after any borrowing of 300% or more. To the extent the Fund “covers” its commitment under these transactions, such instrument will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings (or, as the case may be, the 200% asset coverage requirement applicable to preferred shares). In the event that the Fund elects not to treat reverse repurchase agreements and similar financing transactions in the same manner of indebtedness, it must treat them as derivatives as discussed below.
The Fund’s borrowings from third parties may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity. In addition to borrowing money from third parties, the Fund may borrow on an unsecured basis from the Adviser or its affiliates.
Leverage creates several major types of risks for Investors, including: (i) the likelihood of greater volatility of NAV of Shares, and of the investment return to Investors, than a comparable portfolio without leverage; (ii) the possibility either that Share distributions will fall if the interest and other costs of leverage rise, or that distributions paid on Shares will fluctuate because such costs vary over time; (iii) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) to the extent that Fund revenues are required to meet principal payments or preferred share dividends, Investors may be allocated income (and therefore tax liability) in excess of cash distributed; and (v) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. In addition, in connection with one or more credit facilities entered into by the Fund and any preferred shares, distributions to Investors may be subordinated to payments required in connection with any indebtedness contemplated thereby. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.
In addition, the Fund may need to refinance any outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of the existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.
Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.
Investments in Publicly Traded Companies
. The Fund may invest in publicly traded debt and equity securities, including when a private company held by the fund becomes public. These investments are subject to certain risks, including the risk of loss from counterparty defaults, the risks arising from the volatility of the global fixed-income and equity markets, movements in the stock market and trends in the overall economy, increased obligations to disclose information regarding such companies, increased likelihood of shareholder litigation against such companies’ board members, which may include the Adviser’s personnel, regulatory action by the SEC and increased costs associated with each of the aforementioned risks. When buying a publicly traded security or other publicly traded instruments, the Fund may be unable to obtain financial covenants or other contractual rights that the Fund might otherwise be able to obtain in making privately- negotiated investments. Moreover, the Fund may not have the same access to information in connection with investments in publicly traded securities or other publicly traded instruments, either when investigating a potential investment or after making an investment, as compared to a privately-negotiated investment. Publicly traded securities that are rated by rating agencies are often reviewed and may be subject to downgrade, which generally results in a decline in the market value of such security. Furthermore, the Fund may be limited in its ability to make investments and to sell existing investments in public securities or other publicly traded instruments because the Adviser may have material, non-public
information regarding the issuers of those securities or as a result of other Adviser policies. Accordingly, there can be no assurance that the Fund will make investments in public securities or other publicly traded instruments or, if it does, as to the amount it will invest. The inability to sell such securities or instruments in these circumstances could materially adversely affect the investment results of the Fund.
Industry Concentration.
Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovation, and product obsolescence.
Other Investment Companies Risk
. To a limited extent, the Fund may invest in securities of other investment companies, which may be advised by the Adviser or an affiliate and may include mutual funds, ETFs or BDCs. With respect to listed closed-end
funds and ETFs, the market value of their shares may differ from the NAV of the particular fund. To the extent the Fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities. In addition, if the Fund invests in such investment companies or investment funds, the Fund’s shareholders will bear not only their proportionate share of the expenses of the Fund, but also will indirectly bear similar expenses of the underlying investment company. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described herein. Other investment companies may have investment policies that differ from those of the Fund. In addition, to the extent the Fund invests in unaffiliated investment companies, the Fund will be dependent upon the investment and research abilities of persons other than the Adviser.
Non-U.S.
Securities
. The Fund may invest in securities and instruments of
non-U.S.
issuers.
See
“
Exposure to Foreign Markets
” and “
Foreign Currency Risks
” above. The Fund’s investments in securities and instruments in
non-U.S.
markets involve substantial risks often not typically associated with investing in U.S. securities. Investments in
non-U.S.
securities may be adversely affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and thereby will have an impact upon the Fund’s total return on such assets.
Investments in
non-U.S.
securities will also be subject to risks relating to political and economic developments abroad, including the possibility of expropriations or confiscatory taxation, limitations on the use or transfer of the Fund’s assets and the effects of foreign social, economic or political instability.
Non-U.S.
companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover,
non-U.S.
companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.
Securities of
non-U.S.
issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions and other transaction costs may be higher on foreign markets than in the U.S. In addition, differences in clearance and settlement procedures on foreign markets may occasionally lead to delays in settlements of the Fund’s trades effected in such markets.
Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by the government of an emerging country.
Taxation of dividends, interest and capital gains received by non-residents
varies among foreign countries and, in some cases, is comparatively high. In addition, some countries have tax laws and procedures that may permit retroactive taxation so that the Fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.
Change of Law Risk
. Government counterparties or agencies may have the discretion to change or increase regulation of a portfolio investment’s operations or implement laws or regulations affecting the portfolio investment’s operations, separate from any contractual rights it may have. A portfolio investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by a portfolio company or gains recognized by the Fund on its investment in such portfolio company, that could impact a portfolio company’s business as well as the Fund’s return on investment with respect to such portfolio company.
Force Majeure Risk
. The Fund’s investments may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, wildfires, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, trade wars, and labor strikes). Some force majeure events may adversely affect the ability of a party (including a company or a counterparty to the Fund or a company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a company of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more companies or its assets, could result in a loss to the Fund, including if its investment in such company is cancelled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). To the extent the Fund is exposed to investments in companies that as a group are exposed to such force majeure events, the risks and potential losses to the Fund are enhanced.
Derivative Investments
. The Fund may invest in derivative instruments or “derivatives” that include total return swaps (“
TRS
”) and other swaps, futures, options, structured securities and other instruments and contracts that are derived from, or the value of which is related to, one or more underlying securities, financial benchmarks, currencies or indices. Derivatives allow an investor to hedge or speculate upon the price movements of a particular security, financial benchmark currency or index at a fraction of the cost of investing in the underlying asset. The value of a derivative depends largely upon price movements in the underlying asset. Therefore, many of the risks applicable to trading the underlying asset are also applicable to derivatives of such asset. However, there are a number of other risks associated with derivatives trading. For example, because many derivatives are leveraged, and thus provide significantly more market exposure than the money paid or deposited when the transaction is entered into, a relatively small adverse market movement may expose the Fund to the possibility of a loss exceeding the original amount invested. Derivatives may also expose investors to liquidity risk, as there may not be a liquid market within which to close or dispose of outstanding derivatives contracts.
All derivative instruments involve risks that are in addition to, and potentially greater than the risks of investing directly in securities and other more traditional assets, including:

•
Management Risks. Derivative products are specialized instruments that require investment techniques and risk analyses different from those associated with equities and fixed income securities. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into and the ability to assess the risk that a derivative adds to the Fund’s portfolio.

•
Counterparty Risks. This is the risk that a loss may be sustained by the Fund as a result of the failure of the other party to a derivative (usually referred to as a “
counterparty
”) to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for over-the-counter
(“
OTC
”) derivatives, since the clearinghouse, which is the issuer or counterparty to each exchange-traded or cleared derivative transaction is the counterparty to the derivative transaction. The Fund may post or receive collateral related to changes in the market value of a derivative. The Fund also may invest in derivatives that (i) do not require the counterparty to post collateral, (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require significant upfront deposits unrelated to the derivatives’ intrinsic value, or (iv) do not require that collateral be regularly marked-to-market.
When a counterparty’s obligations are not fully secured by collateral, the Fund runs the risk of having limited recourse if the counterparty defaults.

•
Documentation Risks. Many derivative instruments also have documentation risk. Because the contract for each OTC derivative transaction is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Adviser believes are owed to the Fund under derivative instruments or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

•
Liquidity Risks. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Less liquid derivative instruments also may fall more in price than other securities during market falls. During periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in the mark-to-market
obligations arising under the derivative instruments used by the Fund. These risks may be further exacerbated by requirements under rules issued pursuant to recently enacted financial reform legislation.

•
Leverage Risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•
Tax Uncertainties. The taxation of derivatives, including credit default swaps, TRS and other transactions in which the Fund may participate, is subject to uncertainties. Such transactions may become subject to new laws and regulations, possibly with retroactive effect, as well as differing interpretations of existing law and regulations by the relevant taxing authorities. There can be no assurance that such changes in law or interpretation will not have a material adverse effect on the Fund.

•
Other Risks. Other risks in using derivatives include the risk of mispricing or incorrect valuation of derivatives. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, over-and/or
under- collateralization, and/or errors in calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired result. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track. The risk may be more pronounced when outstanding notional amounts in the market exceed the amounts of the referenced assets. For example, the Fund’s use of reverse repurchase agreements subjects it to interest costs based on the difference between the sale and repurchase price of the securities involved.
Derivatives are also subject to currency and other risks. Moreover, suitable derivatives may not be available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.
Counterparties to derivatives contracts may have the right to terminate such contracts if the Fund’s net asset value declines below a certain level over a specified period of time. The exercise of such a right by the counterparty could have a material adverse effect on the Fund’s operations.
In October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the “
rule
”). Subject to certain

exceptions, the rule requires the Fund to trade derivatives and certain other transactions that create future payment or delivery obligations subject to a value-at-risk
(“
VaR
”) leverage limit and to certain derivatives risk management program, reporting and board oversight requirements. Generally, these requirements apply to any fund engaging in derivatives transactions unless a fund satisfies a “limited derivatives users” exception, which requires the fund to limit its gross notional derivatives exposure (with certain exceptions) to 10% of its net assets and to adopt derivatives risk management procedures. Under the rule, when a fund trades reverse repurchase agreements or similar financing transactions, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. The SEC also provided guidance in connection with the final rule regarding the use of securities lending collateral that may limit securities lending activities. In addition, under the rule, a fund may invest in a security on a when-issued or forward-settling basis, or with a non-standard
settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “
Delayed-Settlement Securities Provision
”). A fund may otherwise engage in when-issued, forward-settling and non-standard
settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the fund treats any such transaction as a derivatives transaction for purposes of compliance with the rule. Furthermore, under the rule, a fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, and the other relevant transactions as part of its investment strategies. These requirements also may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.
Illiquidity of Fund Investments
. The market value of the Fund’s investments will fluctuate with, among
other thi
ngs
, changes in market rates of interest, general economic conditions, economic conditions in particular industries, the condition of financial markets and the financial condition of the issuers of the Fund’s investments. In addition, the lack of an established, liquid secondary market for private investments may have an adverse effect on the market value of those investments and on the Adviser’s ability to dispose of them. Additionally, the Fund’s investments will be subject to certain other transfer restrictions that may contribute to illiquidity, including because they may be treated as restricted securities under the Securities Act or because of contractual limitations on transfer. Therefore, no assurance can be given that, if the Adviser decides to dispose of a particular investment, it will be able to dispose of such investment or be able to dispose of such investment at the prevailing market price.
Securities Lending Risk
. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.
Failure to Make
Follow-On
Investments
. Following an initial investment in a company, the Fund may make additional investments in that company as
“follow-on”
investments, including exercising warrants, options or convertible securities that were acquired in the original or subsequent financing; in seeking to: (i) increase or maintain in whole or in part the Fund’s position as a creditor or the Fund’s equity ownership percentage in a company; or (ii) preserve or enhance the value of the Fund’s investment. The Fund has discretion to make follow-on
investments, subject to the availability of capital resources, relating to issuers in which the Fund holds an existing investment as of the date of such proposed
follow-on
investment. Failure to make
follow-on
investments may, in some circumstances, jeopardize the continued viability of a company and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on
investment, the Adviser may elect not to make a
follow-on
investment because the Adviser may not want to increase the Fund’s level of risk or because the Adviser prefers other opportunities for the Fund.
Investments in
Non-Voting
Stock; Inability to Vote
. Under certain circumstances, the Fund may hold investments in non-voting
form or limit its voting rights to a certain percentage to avoid becoming (i) an “affiliated person”, within the meaning of the 1940 Act, of any venture capital or growth companies and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. In such cases, where only voting securities are available for purchase, the Fund may seek to create by contract the same result as owning a non-voting
security by agreeing to irrevocably relinquish or limit the right to vote, if any, in respect of its investment. Notwithstanding these limitations, under certain circumstances, the Fund could become an “affiliated person” of a portfolio company, which may result in the Fund being restricted from transacting with, among others, the portfolio company absent an applicable exemption (whether by rule or otherwise). The Fund generally will be a minority equity investor and does not intend to take control positions in any portfolio companies.
To the extent that the Fund contractually foregoes the right to vote certain securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on a portfolio company could be diminished, which may adversely affect the Fund and its Investors.
Regulatory Approvals
. The Fund may invest in portfolio companies believed to have obtained all material United States federal, state, local or
non-U.S.
approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.

Other Risks Relating to the Fund
Limited Operating History. The Fund is a new company with limited operating history, and as a result, the Fund has minimal financial information on which investors can evaluate an investment in the Fund or prior performance. Investors must rely on the Adviser to implement the Fund’s investment policies, to evaluate all of the Fund’s investment opportunities and to structure the terms of the Fund’s investments rather than evaluating the Fund’s investments in advance. Additionally, the results of any other businesses or companies that have or have had an investment objective which is similar to, or different from, the Fund’s investment objective are not indicative of the results that the Fund may achieve. The Fund expects to have a different investment portfolio from other businesses or companies. Accordingly, the Fund’s results may differ from and are independent of the results obtained by such businesses or companies. Moreover, past performance is no assurance of future returns.
The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of investors’ investments could decline substantially or that investors’ investments could become worthless. The Adviser anticipates, based on the amount of proceeds raised in the initial or subsequent closings that it could take some time to invest substantially all of the capital expected to be raised due to market conditions generally and the time necessary to identify, evaluate, structure, negotiate and close suitable investments consistent with the Fund’s investment strategy. The Fund may not be able to pay any significant distributions during this period, and any such distributions may be substantially lower than the distributions expected to be paid when the Fund’s portfolio is fully invested.
Lack of Diversification. The Fund is classified as a non-diversified investment company within the meaning of the 1940 Act, which means that the Fund is not limited by the 1940 Act with respect to the proportion of its assets that it may invest in securities of a single issuer. To the extent that the Fund assumes large positions in the securities of a small number of issuers, its net asset value may fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or the market’s assessment of the issuer. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. The Fund does not have fixed guidelines for diversification, and its investments could be concentrated in relatively few portfolio companies. Although the Fund is classified as a non-diversified investment company within the meaning of the 1940 Act, it maintains the flexibility to operate as a diversified investment company. To the extent that the Fund operates as a non-diversified investment company, it may be subject to greater risk.
Senior Management Personnel of the Adviser. Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and the portfolio management teams. The departure of any members of the Adviser’s portfolio management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.
The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.
In addition, the Advisory Agreement has termination provisions that allow the parties to terminate the agreement without penalty. The Fund may terminate the Advisory Agreement upon 60 days’ written notice without payment of any penalty. The decision to terminate the Advisory Agreement may be made by a majority of the Board or the holders of a majority of the outstanding voting securities, which means the lesser of (1) 67% or more of the voting securities present at a meeting if more than 50% of the outstanding voting securities are present or represented by proxy, or (2) more than 50% of the outstanding voting securities. The Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. The Advisory Agreement will automatically terminate within the meaning of the 1940 Act and related SEC guidance and interpretations in the event of its assignment. Unless earlier terminated as described above, the Advisory Agreement will remain in effect after its initial two-year
term, and indefinitely thereafter, but only so long as the continuance after such date shall be specifically approved at least annually by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund. If the Advisory Agreement is terminated or not renewed, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Advisory Agreement is terminated or not renewed, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Advisory Agreement may adversely impact the terms of the Fund’s financing facilities or any financing facility into which the Fund may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.
Shares Not Listed; No Market for Shares
. The Fund has been organized as a
closed-end
management investment company.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) because investors in a closed-end
fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end
funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Therefore, an investment in the Fund, unlike an investment in a typical closed-end
fund, is not a liquid investment.
Restrictions on Transfers
. Transfers of Shares may be made only with the consent of the Fund, which may be withheld in the Fund’s sole discretion and is expected to be granted, if at all, only under extenuating circumstances. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Fund that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.
Closed-end
Fund; Liquidity Risks
. The Fund is a specialized investment vehicle that combines many of the features of an investment fund not registered under the 1940 Act, often referred to as a “private investment fund,” with those of a registered closed-end
investment fund. The Fund is similar to a private investment fund in that it will be actively managed and Shares will be sold in private placements solely to eligible investors. The Fund is structured as a non-diversified,
closed-end
management investment company and designed primarily for long-term investors. The Fund is not intended to be a typical exchange-traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies, commonly known as mutual funds, in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund may make offers to repurchase its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all Shares tendered in that offer will be repurchased. An investor may not be able to sell its Shares when and/or in the amount that it desires.
Repurchase of Shares Risk
. Although the Fund may, in its sole discretion, offer to repurchase outstanding Shares at their NAV, Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end
registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an Investor tenders due to the illiquidity of the Fund’s investments or if the Investors request the Fund to repurchase more Shares than the Fund is then offering to repurchase. If a repurchase offer is oversubscribed and the Fund determines to repurchase a pro rata portion of the Shares tendered, Investors will have to wait until the next repurchase offer to make another repurchase request. As a result, there also is a risk that certain Investors may tender more Shares than they wish to have repurchased in a particular repurchase offer to account for potential proration, thereby increasing the likelihood that proration will occur.
The Fund generally expects to distribute cash to the holder of Shares that are repurchased in satisfaction of such repurchase. However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares. In the event that the Fund makes such a distribution of securities, there can be no assurance that any Investor would be able to readily dispose of such securities or dispose of them at the value determined by the Adviser.
See
“
Share Repurchase Program
.”
There can be no assurance that the Fund will conduct repurchase offers and Investors may be unable to tender Shares for repurchase for an indefinite period of time.
In respect of any repurchase offer, there may be a substantial period of time between the date as of which Investors must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Investors whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Investors will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.
Offers for repurchases of Shares, if any, may be suspended, postponed or terminated under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Investors.
Competition for Investment Opportunities
. The Fund competes for investments with other
closed-end
funds and investment funds, including venture capital and growth capital funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund, or greater ability to invest capital in private companies. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end
fund.
Inadequate Return Risk
. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Investment Dilution Risk
. Investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Limited Liability Company Agreement (the “
LLCA
”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the LLCA. After an Investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an Investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Tax Risks
. The Fund intends to be treated as a partnership and not an association or a publicly traded partnership taxed as a corporation for U.S. federal income tax purposes within the meaning of the Code. As a partnership, the Fund generally will not pay U.S. federal income tax (and any applicable state and local income taxes) at the entity level. Instead, Investors will be required to take into account their distributive share of the Fund’s income, gain, loss, deduction and credit, regardless of whether the Fund makes corresponding cash distributions. As a result, Investors may incur tax liabilities without receiving sufficient distributions from the Fund to satisfy those tax liabilities. Accordingly, Investors should have sources other than the Fund from which to pay those tax liabilities.
The Fund’s taxable year will be November 30, or such other period as may be required by the Code. The Fund will provide Schedule
K-1
(and any related state and local partnership information statements) to its Investors as soon as practicable after receipt of all of the necessary information. The Fund may not be able to provide final Schedule
K-1
(and any related state and local partnership information statements) to the Investors for any given calendar year until significantly after April 15 of the following year. It is possible that an Investor will not receive all information necessary for such Investor to file tax returns or receive such information prior to the due dates of such Investor’s tax returns. Investors may need to obtain one or more extensions of the filing dates for their tax returns.
The tax rules applicable to partnerships are complex and subject to change. The IRS could challenge the Fund’s tax treatment, including the treatment of particular items of income, gain, loss, deduction or allocation. Any successful challenge could result in additional taxes, penalties, interest, Fund expenses, or other adverse consequences to the Fund and its Investors. In addition, absent certain elections by the Fund, an audit of the Fund could cause adjustments to the Fund’s tax items, and any resulting tax liability, to be determined and collected at the entity-level and thus borne by its Investors in the year in which the audit is completed, rather than the year to which the audit relates. The Investors (including former Investors) may be required to indemnify the Fund for any taxes (and related interest, penalties or other charges or expenses) payable by the Fund and attributable to such person’s interests.
The Fund may take positions with respect to certain tax issues that depend on legal conclusions not yet addressed by the courts. Should any such positions be successfully challenged by the IRS, an Investor might be found to have a different tax liability for that year than that reported on its U.S. federal income tax return, and the Fund’s ability to make distributions may be adversely affected.
If the Fund were to be treated as an association or a publicly traded partnership that is taxed as a corporation for U.S. federal income tax purposes within the meaning of the Code, the Fund could become subject to entity-level tax, which would reduce cash available for investment, distributions, tender offers and other Fund purposes and could materially reduce Investors’ returns. The Fund intends to be classified as a partnership and not treated as a corporation by reason of being a “publicly traded partnership” or “taxable mortgage pool” for U.S. federal income tax purposes.
In addition, because subscriptions are accepted monthly and shares may be repurchased through periodic tender offers, an Investor may bear the economic effect of tax items, audit adjustments, expenses or liabilities attributable to periods during which such Investor was not invested in the Fund, or may not receive the economic benefit of tax items attributable to periods during which such Investor held Shares. The Fund’s partnership tax status and the allocation of tax items among Investors may therefore produce tax consequences that differ from Investors’ economic experience with the Fund.
Investors will further be subject to the risk that changes to the tax law may adversely affect the U.S. federal income tax consequences of their investment in the Fund. Changes in existing tax laws or regulations and their interpretation may be enacted after the date of this Memorandum, possibly with retroactive effect, and could alter the income tax consequences of an investment in the Fund. Certain provisions of the Code may be further amended or interpreted in a manner adverse to the Fund, in which event any benefits derived from an investment in the Fund may be adversely affected. No assurance can be given that legislative, administrative or judicial changes that could alter, either prospectively or retroactively, the U.S. tax considerations or risk factors discussed herein will not occur.
Portfolio Valuation Risk
. The Fund expects to invest primarily in privately held companies and other illiquid investments for which market quotations are not readily available. Accordingly, a significant portion of the Fund’s portfolio will be valued at fair value in accordance with the Fund’s valuation policies and procedures. Fair value determinations are inherently subjective and require significant judgment regarding a variety of factors, including a portfolio company’s operating performance, financial condition, market position, future prospects, comparable company multiples, precedent transactions, market conditions, capital structure and other relevant considerations.
The Fund utilizes an independent third-party valuation firm to assist in valuing certain investments and may rely on financial information provided by portfolio companies, and other third parties. Although such third parties may assist in the valuation process, the Fund is ultimately responsible for determining the fair value of its investments. Third-party valuations are based on estimates, assumptions, methodologies and information that may be incomplete, delayed or inaccurate. Different valuation methodologies or assumptions may result in materially different valuations of the same investment.
Because private equity investments are typically illiquid and there may be little or no contemporaneous market activity for such investments, the values assigned to portfolio investments may differ materially from the prices at which such investments could be sold. The realization value of an investment may be materially lower or higher than its most recent fair value, particularly during periods of market volatility, deteriorating economic conditions or company-specific adverse developments.
Because the Fund’s NAV is based in significant part on fair value determinations, inaccuracies in the valuation of one or more portfolio investments may result in the Fund’s NAV not accurately reflecting the value ultimately realized from those investments. As a result, investors purchasing shares through monthly subscriptions or tendering shares in a quarterly repurchase offer may receive a price that is more or less favorable than would have been the case if the Fund’s investments had been valued using information available at a later date or upon realization. Such valuation discrepancies could create inequities among investors entering, exiting or remaining invested in the Fund and could materially affect the Fund’s reported performance, financial condition and results of operations.Additionally, the Fund may also choose to discontinue the use of any third-party valuation service at any time, which could create a conflict of interest and impair the third-party valuation service’s independence. An inaccurate valuation of an investment could have a substantial impact on the Fund.
Portfolio Turnover Risk
. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, Investors, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
Cybersecurity Risk
. With the increased use of technologies such as the Internet, cloud computing and Artificial Intelligence to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber- attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service
attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund’s or the Adviser’s service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to value its investments, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. The Fund and its shareholders could be negatively impacted as a result.
Limits of Risk Disclosures
The above discussions of the various risks associated with the Fund reflect all principal risks with respect to an investment in the Fund. Some risks may not be known or anticipated to be material to the Fund at this time. Investors should read this entire Memorandum and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Memorandum. The Fund will update this Memorandum to account for any material changes in the risks involved with an investment in the Fund.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE
The following description is based on relevant portions of the Delaware Limited Liability Company Act, as amended (the “Delaware Act”), and on the Fund’s Amended and Restated Limited Liability Company Agreement (the “LLCA”). This summary is not intended to be complete. Please refer to the Delaware Act and the LLCA, a copy of which has been filed as an exhibit to the registration statement of which this memorandum forms a part, for a more detailed description of the provisions summarized below.
The Fund is a newly organized Delaware limited liability company that is registered under the Investment Company Act of 1940. If you purchase Shares of the Fund, you will become bound by the terms and conditions of the LLCA, which has been filed as an exhibit to the Fund’s registration statement.
Description of Units
The LLCA authorizes the Fund’s issuance of additional Units (as defined below) to new or existing holders of units of the Fund (“Members”) from time to time, for such consideration and on such terms as the Fund may determine in its discretion, subject to applicable law. There is currently no market for Units and the Fund does not expect that a market for Units will develop in the foreseeable future. Pursuant to the LLCA and as permitted by the Delaware Act, Members generally will not be personally liable for the debts, liabilities or obligations of the Fund, except as explicitly provided in the LLCA or as otherwise required by law.
Common Units
Under the LLCA, Units are membership interests in the Fund. No Member, in its capacity as such, has the right or power to withdraw its capital contribution, to cause the dissolution and winding up of the Fund, or to demand property in return for its capital contribution, and no Member has the right to take part in the control of the Fund’s affairs. Units have no preference, preemptive, appraisal, conversion or exchange rights, except as otherwise provided in the LLCA with respect to Preferred Units. Distributions may be made to Members as and when determined by the Board in its discretion, including through delegated authority, subject to the terms of the LLCA and applicable law. Upon liquidation of the Fund, after payment or provision for the Fund’s debts and other liabilities, and subject to the prior rights of any outstanding Preferred Units, the Fund’s remaining net assets will be distributed among the common unitholders equally on a per common unit basis. Each Member is entitled to one vote for each Unit held on all matters submitted to a vote of the Members. The LLCA provides that Member action can be taken at a meeting of Members or by written consent as described below under “Action by Members.” The Fund is not required to hold annual meetings of Members and expects to hold meetings of Members only to the extent required by the 1940 Act or the LLCA, or as called by the Board.
Preferred Units and Other Securities
The LLCA provides that, without the consent of any common unitholder, the Board may cause the Fund to issue preferred units, which would have rights senior to those of the common units, and such other characteristics as the Board may determine, subject, for so long as the Fund operates as a closed-end company, to compliance with the legal requirements applicable to a closed-end fund. Prior to the issuance of a series of preferred units, the Board will set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms or conditions of redemption of such preferred units.
Preferred units could be issued with rights and preferences that would adversely affect common unitholders. Every issuance of preferred units will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred units and before any distribution is made with respect to the common units and before any purchase of common units is made, the aggregate involuntary liquidation preference of such preferred units together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50%

of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) to the extent
required by the 1940 Act, the preferred unitholders, as a class, will be entitled to elect two additional Directors to the Board, and, if and for so long as dividends on the preferred units are unpaid in an amount equal to two full years of dividends on the preferred units, a majority of the Directors. Certain matters under the LLCA and the 1940 Act require the separate vote of the holders of any issued and outstanding
preferred units.

Security Voting Rights [Text Block]	Each Member is entitled to one vote for each Unit held on all matters submitted to a vote of the Members. The LLCA provides that Member action can be taken at a meeting of Members or by written consent as described below under “Action by Members.” The Fund is not required to hold annual meetings of Members and expects to hold meetings of Members only to the extent required by the 1940 Act or the LLCA, or as called by the Board.
Security Liquidation Rights [Text Block]
Preferred units could be issued with rights and preferences that would adversely affect common unitholders. Every issuance of preferred units will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred units and before any distribution is made with respect to the common units and before any purchase of common units is made, the aggregate involuntary liquidation preference of such preferred units together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50%

of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) to the extent
required by the 1940 Act, the preferred unitholders, as a class, will be entitled to elect two additional Directors to the Board, and, if and for so long as dividends on the preferred units are unpaid in an amount equal to two full years of dividends on the preferred units, a majority of the Directors. Certain matters under the LLCA and the 1940 Act require the separate vote of the holders of any issued and outstanding
preferred units.

Security Liabilities [Text Block]
Limitation on Liability of Directors and Officers; Indemnification and Advance of Expenses
Pursuant to the LLCA, to the fullest extent permitted by applicable law, none of the Fund’s Directors, officers or employees will be liable to the Fund or to any Member for any act or omission performed or omitted by such person, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
The LLCA provides that the Fund will indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding by reason of the fact that he or she is or was a Director, officer, employee or agent of the Fund, against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding, if he or she acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the Fund, and, with respect to any criminal proceeding, had no reasonable cause to believe his or her conduct was unlawful. Where the action is by or in the right of the Fund, indemnification is similarly available for expenses actually and reasonably incurred in connection with the defense or settlement of the action, except that no indemnification will be made in respect of any claim as to which the person has been adjudged liable to the Fund, unless a court determines that, despite the adjudication of liability, the person is fairly and reasonably entitled to indemnity. A person who has been successful on the merits or otherwise in defense of such an action is entitled to indemnification for expenses actually and reasonably incurred. In accordance with the 1940 Act, the Fund will not indemnify any Director or officer for any liability to which such person would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position, and the LLCA provides that its limitation of liability and indemnification provisions will be deemed amended to the minimum extent necessary to conform to any restrictions imposed by the 1940 Act or SEC rule, regulation or order.
The Fund has entered into the Advisory Agreement with the Adviser. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties on the part of the Adviser, the Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security or other investment instrument.
Pursuant to the LLCA, expenses incurred by a Director or officer in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Fund in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Director or officer to repay such amount if it is ultimately determined that he or she is not entitled to be indemnified by the Fund.

Preferred Stock Restrictions, Other [Text Block]	The LLCA provides that, without the consent of any common unitholder, the Board may cause the Fund to issue preferred units, which would have rights senior to those of the common units, and such other characteristics as the Board may determine, subject, for so long as the Fund operates as a closed-end company, to compliance with the legal requirements applicable to a closed-end fund. Prior to the issuance of a series of preferred units, the Board will set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms or conditions of redemption of such preferred units.
Outstanding Securities [Table Text Block]	Outstanding Securities

Title of Class	Amount Authorized	Amount Held by Fund for its Account	Amount Outstanding as of November 1, 2026
Common Units	Unlimited	—	224,207,994

Preferred Units	Unlimited	—	—

Risks Relating To Investment Strategies Fund Investments And The Funds Investment Program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Investment Strategies, Fund Investments and the Fund’s Investment Program
Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately held and more volatile and speculative than the securities of larger companies.
Medium- and Late-Stage Companies Risk. Medium- and late-stage private companies, while typically more advanced in developing their products and establishing their market presence, remain subject to significant risks. Such companies may require substantial additional financing to scale operations, expand into new markets, or sustain growth, with no guarantee that such financing will be available on favorable terms. Although they may have validated their business models to some extent, they remain subject to uncertainties of market acceptance and competition, which can adversely impact profitability and growth prospects. Additionally, as they prepare for potential public offerings or acquisition exits, such companies may face heightened scrutiny and regulatory challenges that could affect their valuation and strategic flexibility.
Reliance on Managers of Portfolio Companies; Non-Controlling Investments. The investment structure of the Fund will depend on the management teams of the portfolio companies in which it invests. Under this investment structure, the Fund generally will be a minority equity investor in portfolio companies and, notwithstanding certain contractual rights, will not control such companies. As a result, the returns under this investment structure (and/or NAV) will primarily depend on the performance of unrelated advisers and management teams and we may not be able to control or effectively influence the business or affairs of such entities. Such portfolio companies may have economic or business interests or goals that are inconsistent with those of the Fund, and the Fund may not be in a position to influence those interests or goals or otherwise protect the value of the Fund’s investments in such entities (and/or NAV), although as a condition of making such investments, it is expected that appropriate shareholder rights generally will be sought to help protect the Fund’s interest in the investments.
Risks Associated with Portfolio Companies. The portfolio companies in which the Fund invests will likely involve significant business and financial risk and may include making investments in companies that are in an early stage of development, have little or no operating history, are operating at a loss, or need significant additional capital to support their operations. Additionally, under the Fund’s strategy, the Fund may be requested to provide follow-on funding for portfolio companies or increase the Fund’s investment in such portfolio company (each a “follow-on investment”). There can be no assurance that the Fund will be in a position to make a follow-on investment. Any decision by the Adviser not to make a follow-on investment or the strategies’ inability to make a follow-on investment may have a significant impact on a portfolio company or may dilute the Fund’s ownership of such portfolio company.
Market Risk. The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, the imposition of tariffs, currency exchange controls, disease outbreaks, public health emergencies, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current administration, as well as the impact of heightened geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China, the war between Russia and Ukraine or significant conflict in the Middle East, including any resulting sanctions, export controls or other restrictive actions that may be imposed by the U.S. and/or other countries against governmental or other entities in, for example, Russia, could lead to disruption, instability and volatility in the global markets. The U.S. government may renegotiate some of its global trade relationships with foreign governments and may impose or threaten to impose significant tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in the U.S. and global investment markets. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value, or prevent the Fund from making a subsequent investment in a company. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.
As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the recent
COVID-19
pandemic, persists for an extended period of time. Similarly, geopolitical and other events, such as actual or threatened war or military conflicts, acts of terrorism, social unrest, natural disasters, extreme weather, other geological events, man-made
disasters, bank failures, trade wars, inflation, deflation, recessions or other events, and governments’ reactions (as well as responses to government reactions or interventions) to such events, may lead to increased market volatility and instability in world economies and markets generally. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.
The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.
Many of the issuers in which the Fund will make investments may be susceptible to economic slowdowns or recessions. Therefore, non-performing
assets may increase and the value of the Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value. Adverse economic conditions also may decrease the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.

An issuer’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross- defaults under other agreements and jeopardize the issuer’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In addition, if one of the issuers were to go bankrupt, depending on the facts and circumstances, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors or the Fund’s investment may become worthless.
The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.
Public Health Emergencies and Natural Disasters
. Widespread disease, including
COVID-19
as well as other public health emergencies, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent the Fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact the Fund’s ability to achieve its investment objective, as well as the operations of the Fund and the Adviser, and (iii) may exacerbate the risks discussed elsewhere in this Memorandum, including political, social and economic risks.
Investment in Private Investments
. The Fund will make investments in private investments, which involve a number of significant risks. Generally, little public information exists about these companies, and the Fund relies on the ability of the Adviser’s investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If the Adviser is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and the Fund may lose money on the Fund’s investments. Private investments generally have less predictable operating results and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have limited financial resources, may have difficulty accessing the capital markets to meet future capital needs and may be unable to meet their obligations under their debt securities, including debt securities that the Fund may hold, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund’s realizing any guarantees or security interests the Fund may have obtained in connection with the Fund’s investment. In addition, such companies typically have shorter operating histories, narrower product lines and smaller market shares than more established businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. Additionally, these companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the Fund’s investment and, in turn, on the Fund. These companies also may be parties to litigation and may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence.
Exposure to Foreign Markets
. The Fund may invest in securities of issuers located in foreign markets where the Adviser determines such investments to be advantageous. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. Investments in securities and instruments in emerging and developing markets could involve substantial risks not typically associated with investing in more established markets.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, the Adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to it and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the Adviser and/or its affiliates) may be impractical or undesirable. In such instances, the Adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign sub-custodian.
In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.
Foreign markets may offer less protection to investors than U.S. markets and tend to be less regulated. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.
The Fund may also invest in sovereign debt instruments. Sovereign debt instruments, which are debt obligations issued or guaranteed by a foreign governmental entity, are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on debt that it has issued or guaranteed, due to, for example, cash flow problems, insufficient foreign currency reserves, political considerations, relationships with other lenders such as commercial banks, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time to pay or for further loans, or it may ask for forgiveness of interest or principal on its existing debt. Furthermore, a governmental entity may be unwilling to renegotiate the terms of its sovereign debt. There may be no established legal process for a U.S. bondholder (such as the Fund) to enforce its rights against a governmental entity that does not fulfill its obligations, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.
Foreign Currency Risks
. The Fund may purchase securities that are foreign currency denominated. A portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may therefore be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.
Use of Leverage: Risk of Borrowing by the Fund
. The Adviser may cause the Fund to incur permanent, Fund-level leverage potentially including through bridge, subscription, asset-backed facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities.
Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.
Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). For example, if the Fund has $100 in Net Assets, it may utilize leverage through obtaining debt of up to $50, resulting in $150 in total assets (or 300% asset coverage). In addition, if the Fund has $100 in Net Assets, it may issue $100 in preferred shares, resulting in $200 in total assets (or 200% asset coverage). The Fund does not presently intend to obtain leverage through preferred stock. The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.
Under current SEC requirements, the Fund may elect to treat borrowings, reverse repurchase agreements, the leverage potentially incurred in securities lending and short selling, together with any other senior securities representing indebtedness, by requiring asset coverage (as defined in the 1940 Act) immediately after any borrowing of 300% or more. To the extent the Fund “covers” its commitment under these transactions, such instrument will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings (or, as the case may be, the 200% asset coverage requirement applicable to preferred shares). In the event that the Fund elects not to treat reverse repurchase agreements and similar financing transactions in the same manner of indebtedness, it must treat them as derivatives as discussed below.
The Fund’s borrowings from third parties may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity. In addition to borrowing money from third parties, the Fund may borrow on an unsecured basis from the Adviser or its affiliates.
Leverage creates several major types of risks for Investors, including: (i) the likelihood of greater volatility of NAV of Shares, and of the investment return to Investors, than a comparable portfolio without leverage; (ii) the possibility either that Share distributions will fall if the interest and other costs of leverage rise, or that distributions paid on Shares will fluctuate because such costs vary over time; (iii) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) to the extent that Fund revenues are required to meet principal payments or preferred share dividends, Investors may be allocated income (and therefore tax liability) in excess of cash distributed; and (v) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. In addition, in connection with one or more credit facilities entered into by the Fund and any preferred shares, distributions to Investors may be subordinated to payments required in connection with any indebtedness contemplated thereby. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.
In addition, the Fund may need to refinance any outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of the existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.
Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.
Investments in Publicly Traded Companies
. The Fund may invest in publicly traded debt and equity securities, including when a private company held by the fund becomes public. These investments are subject to certain risks, including the risk of loss from counterparty defaults, the risks arising from the volatility of the global fixed-income and equity markets, movements in the stock market and trends in the overall economy, increased obligations to disclose information regarding such companies, increased likelihood of shareholder litigation against such companies’ board members, which may include the Adviser’s personnel, regulatory action by the SEC and increased costs associated with each of the aforementioned risks. When buying a publicly traded security or other publicly traded instruments, the Fund may be unable to obtain financial covenants or other contractual rights that the Fund might otherwise be able to obtain in making privately- negotiated investments. Moreover, the Fund may not have the same access to information in connection with investments in publicly traded securities or other publicly traded instruments, either when investigating a potential investment or after making an investment, as compared to a privately-negotiated investment. Publicly traded securities that are rated by rating agencies are often reviewed and may be subject to downgrade, which generally results in a decline in the market value of such security. Furthermore, the Fund may be limited in its ability to make investments and to sell existing investments in public securities or other publicly traded instruments because the Adviser may have material, non-public
information regarding the issuers of those securities or as a result of other Adviser policies. Accordingly, there can be no assurance that the Fund will make investments in public securities or other publicly traded instruments or, if it does, as to the amount it will invest. The inability to sell such securities or instruments in these circumstances could materially adversely affect the investment results of the Fund.
Industry Concentration.
Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovation, and product obsolescence.
Other Investment Companies Risk
. To a limited extent, the Fund may invest in securities of other investment companies, which may be advised by the Adviser or an affiliate and may include mutual funds, ETFs or BDCs. With respect to listed closed-end
funds and ETFs, the market value of their shares may differ from the NAV of the particular fund. To the extent the Fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities. In addition, if the Fund invests in such investment companies or investment funds, the Fund’s shareholders will bear not only their proportionate share of the expenses of the Fund, but also will indirectly bear similar expenses of the underlying investment company. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described herein. Other investment companies may have investment policies that differ from those of the Fund. In addition, to the extent the Fund invests in unaffiliated investment companies, the Fund will be dependent upon the investment and research abilities of persons other than the Adviser.
Non-U.S.
Securities
. The Fund may invest in securities and instruments of
non-U.S.
issuers.
See
“
Exposure to Foreign Markets
” and “
Foreign Currency Risks
” above. The Fund’s investments in securities and instruments in
non-U.S.
markets involve substantial risks often not typically associated with investing in U.S. securities. Investments in
non-U.S.
securities may be adversely affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and thereby will have an impact upon the Fund’s total return on such assets.
Investments in
non-U.S.
securities will also be subject to risks relating to political and economic developments abroad, including the possibility of expropriations or confiscatory taxation, limitations on the use or transfer of the Fund’s assets and the effects of foreign social, economic or political instability.
Non-U.S.
companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover,
non-U.S.
companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.
Securities of
non-U.S.
issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions and other transaction costs may be higher on foreign markets than in the U.S. In addition, differences in clearance and settlement procedures on foreign markets may occasionally lead to delays in settlements of the Fund’s trades effected in such markets.
Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation or by withholding taxes imposed by the government of an emerging country.
Taxation of dividends, interest and capital gains received by non-residents
varies among foreign countries and, in some cases, is comparatively high. In addition, some countries have tax laws and procedures that may permit retroactive taxation so that the Fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.
Change of Law Risk
. Government counterparties or agencies may have the discretion to change or increase regulation of a portfolio investment’s operations or implement laws or regulations affecting the portfolio investment’s operations, separate from any contractual rights it may have. A portfolio investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by a portfolio company or gains recognized by the Fund on its investment in such portfolio company, that could impact a portfolio company’s business as well as the Fund’s return on investment with respect to such portfolio company.
Force Majeure Risk
. The Fund’s investments may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, wildfires, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, trade wars, and labor strikes). Some force majeure events may adversely affect the ability of a party (including a company or a counterparty to the Fund or a company) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to a company of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more companies or its assets, could result in a loss to the Fund, including if its investment in such company is cancelled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). To the extent the Fund is exposed to investments in companies that as a group are exposed to such force majeure events, the risks and potential losses to the Fund are enhanced.
Derivative Investments
. The Fund may invest in derivative instruments or “derivatives” that include total return swaps (“
TRS
”) and other swaps, futures, options, structured securities and other instruments and contracts that are derived from, or the value of which is related to, one or more underlying securities, financial benchmarks, currencies or indices. Derivatives allow an investor to hedge or speculate upon the price movements of a particular security, financial benchmark currency or index at a fraction of the cost of investing in the underlying asset. The value of a derivative depends largely upon price movements in the underlying asset. Therefore, many of the risks applicable to trading the underlying asset are also applicable to derivatives of such asset. However, there are a number of other risks associated with derivatives trading. For example, because many derivatives are leveraged, and thus provide significantly more market exposure than the money paid or deposited when the transaction is entered into, a relatively small adverse market movement may expose the Fund to the possibility of a loss exceeding the original amount invested. Derivatives may also expose investors to liquidity risk, as there may not be a liquid market within which to close or dispose of outstanding derivatives contracts.
All derivative instruments involve risks that are in addition to, and potentially greater than the risks of investing directly in securities and other more traditional assets, including:

•
Management Risks. Derivative products are specialized instruments that require investment techniques and risk analyses different from those associated with equities and fixed income securities. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into and the ability to assess the risk that a derivative adds to the Fund’s portfolio.

•
Counterparty Risks. This is the risk that a loss may be sustained by the Fund as a result of the failure of the other party to a derivative (usually referred to as a “
counterparty
”) to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for over-the-counter
(“
OTC
”) derivatives, since the clearinghouse, which is the issuer or counterparty to each exchange-traded or cleared derivative transaction is the counterparty to the derivative transaction. The Fund may post or receive collateral related to changes in the market value of a derivative. The Fund also may invest in derivatives that (i) do not require the counterparty to post collateral, (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require significant upfront deposits unrelated to the derivatives’ intrinsic value, or (iv) do not require that collateral be regularly marked-to-market.
When a counterparty’s obligations are not fully secured by collateral, the Fund runs the risk of having limited recourse if the counterparty defaults.

•
Documentation Risks. Many derivative instruments also have documentation risk. Because the contract for each OTC derivative transaction is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Adviser believes are owed to the Fund under derivative instruments or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

•
Liquidity Risks. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. Less liquid derivative instruments also may fall more in price than other securities during market falls. During periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in the mark-to-market
obligations arising under the derivative instruments used by the Fund. These risks may be further exacerbated by requirements under rules issued pursuant to recently enacted financial reform legislation.

•
Leverage Risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•
Tax Uncertainties. The taxation of derivatives, including credit default swaps, TRS and other transactions in which the Fund may participate, is subject to uncertainties. Such transactions may become subject to new laws and regulations, possibly with retroactive effect, as well as differing interpretations of existing law and regulations by the relevant taxing authorities. There can be no assurance that such changes in law or interpretation will not have a material adverse effect on the Fund.

•
Other Risks. Other risks in using derivatives include the risk of mispricing or incorrect valuation of derivatives. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, over-and/or
under- collateralization, and/or errors in calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired result. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track. The risk may be more pronounced when outstanding notional amounts in the market exceed the amounts of the referenced assets. For example, the Fund’s use of reverse repurchase agreements subjects it to interest costs based on the difference between the sale and repurchase price of the securities involved.
Derivatives are also subject to currency and other risks. Moreover, suitable derivatives may not be available in all circumstances. For example, the economic costs of taking some derivatives positions may be prohibitive. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.
Counterparties to derivatives contracts may have the right to terminate such contracts if the Fund’s net asset value declines below a certain level over a specified period of time. The exercise of such a right by the counterparty could have a material adverse effect on the Fund’s operations.
In October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the “
rule
”). Subject to certain

exceptions, the rule requires the Fund to trade derivatives and certain other transactions that create future payment or delivery obligations subject to a value-at-risk
(“
VaR
”) leverage limit and to certain derivatives risk management program, reporting and board oversight requirements. Generally, these requirements apply to any fund engaging in derivatives transactions unless a fund satisfies a “limited derivatives users” exception, which requires the fund to limit its gross notional derivatives exposure (with certain exceptions) to 10% of its net assets and to adopt derivatives risk management procedures. Under the rule, when a fund trades reverse repurchase agreements or similar financing transactions, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. The SEC also provided guidance in connection with the final rule regarding the use of securities lending collateral that may limit securities lending activities. In addition, under the rule, a fund may invest in a security on a when-issued or forward-settling basis, or with a non-standard
settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “
Delayed-Settlement Securities Provision
”). A fund may otherwise engage in when-issued, forward-settling and non-standard
settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the fund treats any such transaction as a derivatives transaction for purposes of compliance with the rule. Furthermore, under the rule, a fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, and the other relevant transactions as part of its investment strategies. These requirements also may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.
Illiquidity of Fund Investments
. The market value of the Fund’s investments will fluctuate with, among
other thi
ngs
, changes in market rates of interest, general economic conditions, economic conditions in particular industries, the condition of financial markets and the financial condition of the issuers of the Fund’s investments. In addition, the lack of an established, liquid secondary market for private investments may have an adverse effect on the market value of those investments and on the Adviser’s ability to dispose of them. Additionally, the Fund’s investments will be subject to certain other transfer restrictions that may contribute to illiquidity, including because they may be treated as restricted securities under the Securities Act or because of contractual limitations on transfer. Therefore, no assurance can be given that, if the Adviser decides to dispose of a particular investment, it will be able to dispose of such investment or be able to dispose of such investment at the prevailing market price.
Securities Lending Risk
. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.
Failure to Make
Follow-On
Investments
. Following an initial investment in a company, the Fund may make additional investments in that company as
“follow-on”
investments, including exercising warrants, options or convertible securities that were acquired in the original or subsequent financing; in seeking to: (i) increase or maintain in whole or in part the Fund’s position as a creditor or the Fund’s equity ownership percentage in a company; or (ii) preserve or enhance the value of the Fund’s investment. The Fund has discretion to make follow-on
investments, subject to the availability of capital resources, relating to issuers in which the Fund holds an existing investment as of the date of such proposed
follow-on
investment. Failure to make
follow-on
investments may, in some circumstances, jeopardize the continued viability of a company and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on
investment, the Adviser may elect not to make a
follow-on
investment because the Adviser may not want to increase the Fund’s level of risk or because the Adviser prefers other opportunities for the Fund.
Investments in
Non-Voting
Stock; Inability to Vote
. Under certain circumstances, the Fund may hold investments in non-voting
form or limit its voting rights to a certain percentage to avoid becoming (i) an “affiliated person”, within the meaning of the 1940 Act, of any venture capital or growth companies and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. In such cases, where only voting securities are available for purchase, the Fund may seek to create by contract the same result as owning a non-voting
security by agreeing to irrevocably relinquish or limit the right to vote, if any, in respect of its investment. Notwithstanding these limitations, under certain circumstances, the Fund could become an “affiliated person” of a portfolio company, which may result in the Fund being restricted from transacting with, among others, the portfolio company absent an applicable exemption (whether by rule or otherwise). The Fund generally will be a minority equity investor and does not intend to take control positions in any portfolio companies.
To the extent that the Fund contractually foregoes the right to vote certain securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on a portfolio company could be diminished, which may adversely affect the Fund and its Investors.
Regulatory Approvals
. The Fund may invest in portfolio companies believed to have obtained all material United States federal, state, local or
non-U.S.
approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.

Other Risks Relating To The Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks Relating to the Fund
Limited Operating History. The Fund is a new company with limited operating history, and as a result, the Fund has minimal financial information on which investors can evaluate an investment in the Fund or prior performance. Investors must rely on the Adviser to implement the Fund’s investment policies, to evaluate all of the Fund’s investment opportunities and to structure the terms of the Fund’s investments rather than evaluating the Fund’s investments in advance. Additionally, the results of any other businesses or companies that have or have had an investment objective which is similar to, or different from, the Fund’s investment objective are not indicative of the results that the Fund may achieve. The Fund expects to have a different investment portfolio from other businesses or companies. Accordingly, the Fund’s results may differ from and are independent of the results obtained by such businesses or companies. Moreover, past performance is no assurance of future returns.
The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of investors’ investments could decline substantially or that investors’ investments could become worthless. The Adviser anticipates, based on the amount of proceeds raised in the initial or subsequent closings that it could take some time to invest substantially all of the capital expected to be raised due to market conditions generally and the time necessary to identify, evaluate, structure, negotiate and close suitable investments consistent with the Fund’s investment strategy. The Fund may not be able to pay any significant distributions during this period, and any such distributions may be substantially lower than the distributions expected to be paid when the Fund’s portfolio is fully invested.
Lack of Diversification. The Fund is classified as a non-diversified investment company within the meaning of the 1940 Act, which means that the Fund is not limited by the 1940 Act with respect to the proportion of its assets that it may invest in securities of a single issuer. To the extent that the Fund assumes large positions in the securities of a small number of issuers, its net asset value may fluctuate to a greater extent than that of a diversified investment company as a result of changes in the financial condition or the market’s assessment of the issuer. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. The Fund does not have fixed guidelines for diversification, and its investments could be concentrated in relatively few portfolio companies. Although the Fund is classified as a non-diversified investment company within the meaning of the 1940 Act, it maintains the flexibility to operate as a diversified investment company. To the extent that the Fund operates as a non-diversified investment company, it may be subject to greater risk.
Senior Management Personnel of the Adviser. Since the Fund has no employees, it depends on the investment expertise, skill and network of business contacts of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Fund’s future success depends to a significant extent on the continued service and coordination of the Adviser and the portfolio management teams. The departure of any members of the Adviser’s portfolio management team could have a material adverse effect on the Fund’s ability to achieve its investment objective.
The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.
In addition, the Advisory Agreement has termination provisions that allow the parties to terminate the agreement without penalty. The Fund may terminate the Advisory Agreement upon 60 days’ written notice without payment of any penalty. The decision to terminate the Advisory Agreement may be made by a majority of the Board or the holders of a majority of the outstanding voting securities, which means the lesser of (1) 67% or more of the voting securities present at a meeting if more than 50% of the outstanding voting securities are present or represented by proxy, or (2) more than 50% of the outstanding voting securities. The Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ notice to the Fund. The Advisory Agreement will automatically terminate within the meaning of the 1940 Act and related SEC guidance and interpretations in the event of its assignment. Unless earlier terminated as described above, the Advisory Agreement will remain in effect after its initial two-year
term, and indefinitely thereafter, but only so long as the continuance after such date shall be specifically approved at least annually by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund. If the Advisory Agreement is terminated or not renewed, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Advisory Agreement is terminated or not renewed, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Advisory Agreement may adversely impact the terms of the Fund’s financing facilities or any financing facility into which the Fund may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.
Shares Not Listed; No Market for Shares
. The Fund has been organized as a
closed-end
management investment company.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) because investors in a closed-end
fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end
funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Therefore, an investment in the Fund, unlike an investment in a typical closed-end
fund, is not a liquid investment.
Restrictions on Transfers
. Transfers of Shares may be made only with the consent of the Fund, which may be withheld in the Fund’s sole discretion and is expected to be granted, if at all, only under extenuating circumstances. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Fund that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.
Closed-end
Fund; Liquidity Risks
. The Fund is a specialized investment vehicle that combines many of the features of an investment fund not registered under the 1940 Act, often referred to as a “private investment fund,” with those of a registered closed-end
investment fund. The Fund is similar to a private investment fund in that it will be actively managed and Shares will be sold in private placements solely to eligible investors. The Fund is structured as a non-diversified,
closed-end
management investment company and designed primarily for long-term investors. The Fund is not intended to be a typical exchange-traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies, commonly known as mutual funds, in that investors in a closed-end
fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund may make offers to repurchase its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all Shares tendered in that offer will be repurchased. An investor may not be able to sell its Shares when and/or in the amount that it desires.
Repurchase of Shares Risk
. Although the Fund may, in its sole discretion, offer to repurchase outstanding Shares at their NAV, Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end
registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an Investor tenders due to the illiquidity of the Fund’s investments or if the Investors request the Fund to repurchase more Shares than the Fund is then offering to repurchase. If a repurchase offer is oversubscribed and the Fund determines to repurchase a pro rata portion of the Shares tendered, Investors will have to wait until the next repurchase offer to make another repurchase request. As a result, there also is a risk that certain Investors may tender more Shares than they wish to have repurchased in a particular repurchase offer to account for potential proration, thereby increasing the likelihood that proration will occur.
The Fund generally expects to distribute cash to the holder of Shares that are repurchased in satisfaction of such repurchase. However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares. In the event that the Fund makes such a distribution of securities, there can be no assurance that any Investor would be able to readily dispose of such securities or dispose of them at the value determined by the Adviser.
See
“
Share Repurchase Program
.”
There can be no assurance that the Fund will conduct repurchase offers and Investors may be unable to tender Shares for repurchase for an indefinite period of time.
In respect of any repurchase offer, there may be a substantial period of time between the date as of which Investors must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Investors whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Investors will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.
Offers for repurchases of Shares, if any, may be suspended, postponed or terminated under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Investors.
Competition for Investment Opportunities
. The Fund competes for investments with other
closed-end
funds and investment funds, including venture capital and growth capital funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund, or greater ability to invest capital in private companies. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end
fund.
Inadequate Return Risk
. No assurance can be given that the returns on the Fund’s investments will be commensurate with the risk of investment in its Shares.
Investment Dilution Risk
. Investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Limited Liability Company Agreement (the “
LLCA
”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the LLCA. After an Investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an Investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Tax Risks
. The Fund intends to be treated as a partnership and not an association or a publicly traded partnership taxed as a corporation for U.S. federal income tax purposes within the meaning of the Code. As a partnership, the Fund generally will not pay U.S. federal income tax (and any applicable state and local income taxes) at the entity level. Instead, Investors will be required to take into account their distributive share of the Fund’s income, gain, loss, deduction and credit, regardless of whether the Fund makes corresponding cash distributions. As a result, Investors may incur tax liabilities without receiving sufficient distributions from the Fund to satisfy those tax liabilities. Accordingly, Investors should have sources other than the Fund from which to pay those tax liabilities.
The Fund’s taxable year will be November 30, or such other period as may be required by the Code. The Fund will provide Schedule
K-1
(and any related state and local partnership information statements) to its Investors as soon as practicable after receipt of all of the necessary information. The Fund may not be able to provide final Schedule
K-1
(and any related state and local partnership information statements) to the Investors for any given calendar year until significantly after April 15 of the following year. It is possible that an Investor will not receive all information necessary for such Investor to file tax returns or receive such information prior to the due dates of such Investor’s tax returns. Investors may need to obtain one or more extensions of the filing dates for their tax returns.
The tax rules applicable to partnerships are complex and subject to change. The IRS could challenge the Fund’s tax treatment, including the treatment of particular items of income, gain, loss, deduction or allocation. Any successful challenge could result in additional taxes, penalties, interest, Fund expenses, or other adverse consequences to the Fund and its Investors. In addition, absent certain elections by the Fund, an audit of the Fund could cause adjustments to the Fund’s tax items, and any resulting tax liability, to be determined and collected at the entity-level and thus borne by its Investors in the year in which the audit is completed, rather than the year to which the audit relates. The Investors (including former Investors) may be required to indemnify the Fund for any taxes (and related interest, penalties or other charges or expenses) payable by the Fund and attributable to such person’s interests.
The Fund may take positions with respect to certain tax issues that depend on legal conclusions not yet addressed by the courts. Should any such positions be successfully challenged by the IRS, an Investor might be found to have a different tax liability for that year than that reported on its U.S. federal income tax return, and the Fund’s ability to make distributions may be adversely affected.
If the Fund were to be treated as an association or a publicly traded partnership that is taxed as a corporation for U.S. federal income tax purposes within the meaning of the Code, the Fund could become subject to entity-level tax, which would reduce cash available for investment, distributions, tender offers and other Fund purposes and could materially reduce Investors’ returns. The Fund intends to be classified as a partnership and not treated as a corporation by reason of being a “publicly traded partnership” or “taxable mortgage pool” for U.S. federal income tax purposes.
In addition, because subscriptions are accepted monthly and shares may be repurchased through periodic tender offers, an Investor may bear the economic effect of tax items, audit adjustments, expenses or liabilities attributable to periods during which such Investor was not invested in the Fund, or may not receive the economic benefit of tax items attributable to periods during which such Investor held Shares. The Fund’s partnership tax status and the allocation of tax items among Investors may therefore produce tax consequences that differ from Investors’ economic experience with the Fund.
Investors will further be subject to the risk that changes to the tax law may adversely affect the U.S. federal income tax consequences of their investment in the Fund. Changes in existing tax laws or regulations and their interpretation may be enacted after the date of this Memorandum, possibly with retroactive effect, and could alter the income tax consequences of an investment in the Fund. Certain provisions of the Code may be further amended or interpreted in a manner adverse to the Fund, in which event any benefits derived from an investment in the Fund may be adversely affected. No assurance can be given that legislative, administrative or judicial changes that could alter, either prospectively or retroactively, the U.S. tax considerations or risk factors discussed herein will not occur.
Portfolio Valuation Risk
. The Fund expects to invest primarily in privately held companies and other illiquid investments for which market quotations are not readily available. Accordingly, a significant portion of the Fund’s portfolio will be valued at fair value in accordance with the Fund’s valuation policies and procedures. Fair value determinations are inherently subjective and require significant judgment regarding a variety of factors, including a portfolio company’s operating performance, financial condition, market position, future prospects, comparable company multiples, precedent transactions, market conditions, capital structure and other relevant considerations.
The Fund utilizes an independent third-party valuation firm to assist in valuing certain investments and may rely on financial information provided by portfolio companies, and other third parties. Although such third parties may assist in the valuation process, the Fund is ultimately responsible for determining the fair value of its investments. Third-party valuations are based on estimates, assumptions, methodologies and information that may be incomplete, delayed or inaccurate. Different valuation methodologies or assumptions may result in materially different valuations of the same investment.
Because private equity investments are typically illiquid and there may be little or no contemporaneous market activity for such investments, the values assigned to portfolio investments may differ materially from the prices at which such investments could be sold. The realization value of an investment may be materially lower or higher than its most recent fair value, particularly during periods of market volatility, deteriorating economic conditions or company-specific adverse developments.
Because the Fund’s NAV is based in significant part on fair value determinations, inaccuracies in the valuation of one or more portfolio investments may result in the Fund’s NAV not accurately reflecting the value ultimately realized from those investments. As a result, investors purchasing shares through monthly subscriptions or tendering shares in a quarterly repurchase offer may receive a price that is more or less favorable than would have been the case if the Fund’s investments had been valued using information available at a later date or upon realization. Such valuation discrepancies could create inequities among investors entering, exiting or remaining invested in the Fund and could materially affect the Fund’s reported performance, financial condition and results of operations.Additionally, the Fund may also choose to discontinue the use of any third-party valuation service at any time, which could create a conflict of interest and impair the third-party valuation service’s independence. An inaccurate valuation of an investment could have a substantial impact on the Fund.
Portfolio Turnover Risk
. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, Investors, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.
Cybersecurity Risk
. With the increased use of technologies such as the Internet, cloud computing and Artificial Intelligence to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber- attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service
attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund’s or the Adviser’s service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to value its investments, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. The Fund and its shareholders could be negatively impacted as a result.
Limits of Risk Disclosures
The above discussions of the various risks associated with the Fund reflect all principal risks with respect to an investment in the Fund. Some risks may not be known or anticipated to be material to the Fund at this time. Investors should read this entire Memorandum and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Memorandum. The Fund will update this Memorandum to account for any material changes in the risks involved with an investment in the Fund.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	245 Summer Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
Contact Personnel Name	Nicole Macarchuk
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of average net assets
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Units
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	224,207,994
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Preferred Units
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Sold Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 1
Expense Example, Years 1 to 3	2
Expense Example, Years 1 to 5	3
Expense Example, Years 1 to 10	8
Held Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	1
Expense Example, Years 1 to 3	2
Expense Example, Years 1 to 5	3
Expense Example, Years 1 to 10	$ 8

[1]	The Fund does not pay a management fee to the Adviser.
[2]	Other expenses are based on estimated amounts for the current fiscal year and include reasonably estimated costs the Fund can expect to incur related to accounting, custody, transfer agency, legal, pricing services and auditing fees of the Fund, as well as offering, insurance costs and fees payable to the Independent Directors.